Acquisitions and Other Significant Transactions	12 Months Ended
Jun. 30, 2025
Acquisitions and Other Significant Transactions [Abstract]
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS

6. ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS

Bioceres Group, Nutrecon, Gentle Tech and Moolec Science business combination

As stated in Note 1 – The Group’s business reorganization and general information - “The Bioceres Group Business Combination Agreement”, on June 16, 2025, it was announced the closing of the Bioceres Group Business Combination.

The combined group now operates an integrated platform encompassing R&D, manufacturing, and regulatory capabilities that span from molecular design to validation in both fermenter and field environments. On one front, the Company advances its molecular farming programs in crops such as soy and safflower to produce proteins and lipids with animal-like functionality and plant-based cost structures. On the other front, Moolec is developing a precision fermentation facility in Finland, under the SynBio Powerlabs brand, which will be dedicated to producing target proteins, enzymes, and other biomolecules using optimized microbial and cellular systems. Once operational, this facility will provide an industrial pathway to design, ferment, and scale alternative proteins while establishing commercial channels with leading food companies.

The combination of these two complementary approaches, farming and fermentation, will enable the Company to accelerate time-to-market, diversify technology risks, and anchor production costs in agricultural scalability, without compromising product functionality or organoleptic properties.

The Business Combination under IFRS 3, Business Combinations, was accounted using the acquisition method of accounting and treating the transaction as a reverse acquisition. Under this approach, Bioceres Group (the legal subsidiary) was considered the accounting acquirer, and Moolec Science SA (the legal acquirer) was considered the accounting acquiree, together with Gentle Tech and Nutrecon.

As a result, the consolidated financial statements represent a continuation of the financial statements of Bioceres Group, the predecessor, with the net assets of Moolec Science SA, Gentle Tech and Nutrecon recognized at fair value on the acquisition date.

Because the transaction is accounted for as a reverse acquisition, the consideration transferred is based on the number of equity instruments that Bioceres Group would have had to issue to give the owners of Moolec Science SA, Nutrecon and Gentle Tech the same percentage ownership in the combined entity that results from the transaction. The fair value of the consideration amounted to $19,939,162.

Identifiable Assets Acquired and Liabilities Assumed (Accounting Acquirees):

Provisional Purchase Price Allocation:

The purchase price allocation (“PPA”) related to the business combinations have been determined on a provisional basis in accordance with IFRS 3.

Under IFRS 3, the Company is permitted to adjust the provisional amounts recognized at the acquisition date during the measurement period, which may extend up to twelve months from the acquisition date, as new information becomes available regarding facts and circumstances that existed at that date. Consequently, the amounts disclosed in this note are subject to change.

Fair value of the consideration of payment

Equity shares	33,504,531
Warrants	1,030,000
Total consideration	34,534,531

The consideration of payment was measured at fair value, which was calculated as the sum of equity shares and warrants. The fair values of the warrants measured were based on Black & Scholes method and the equity shares measured was determined using the Moolec’s share quoted price at the transaction date.

 Assets acquired, liabilities assumed, and non-controlling interest recognized

Net assets incorporated	Total
Cash and cash equivalents	$554,420
Trade and other receivables	$4,036,558
Property, plant and equipment	$3,319,313
Intangible assets	$74,841,933
Right of use assets	$100,896
Inventories	$2,235,482
Borrowings / Financial debt	$(19,608,629)
Accounts payable	$(5,806,020)
Lease liabilities	$(117,463)
Warrant liabilities	$(181,093)
Deferred tax liabilities	$(15,767,275)
Total net assets identified	$43,608,122
Non-controlling interest	$6,316,790
Previously held interest - revalued at FV	$1,283,319
Gain on purchase	$1,473,482
Total consideration	$34,534,531

Non-controlling interest (NCI) was measured at the present ownership instruments’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets.

In one of the three acquired businesses, the Group held an equity interest in the acquiree prior to obtaining control. In accordance with IFRS 3, the previously held interest was remeasured at its acquisition-date fair value, and the resulting gain or loss was recognized in profit or loss. This remeasurement reflects the change in value of the Group’s existing investment up to the date control was obtained and forms part of the total consideration transferred for the business combination.

The fair value of the identifiable net assets exceeded the consideration transferred (including the fair value of the NCI). As required by IFRS 3, the resulting excess was recognized as a bargain purchase gain in profit or loss on the acquisition date. The bargain gain primarily reflects overperforming asset base identified during the purchase price allocation process. The bargain gain on purchase is recognized in the line item “Other income or expenses, net” in the Consolidated Statement of Comprehensive Income.

The amounts of revenue and net profit of the acquirees since the merger date included in the consolidated statement of comprehensive income for the year ended June 30, 2025, were immaterial considering that the acquisition date was very close to the end of the fiscal year.

Had the reverse acquisition been completed on July 1 2024, the pro forma revenue and net loss of the combined entity for the year ended June 30, 2025 as though the date for the merger had been as of the beginning of the reporting period amount to $339.8 million and $157.4 million, respectively.

Natal Agro S.R.L.

On June 10, 2024, the former subsidiary, BIOX, acquired a controlling interest in Natal Agro S.R.L (“Natal”), an Argentine company that breeds and develops corn varieties. The interest acquired is represented by a total of 116,225 shares of AR$ 10 nominal value each, representing 51% of equity and voting interest.

The consideration for the acquisition was $0.22 million in cash and the commitment to carrying out, at BIOX’s own expense, the regulatory activities for HB4 corn to obtain authorization for its commercialization in Argentina, and the regulatory activities for HB4 corn in Brazil, once the commercialization strategy of HB4 corn in Brazil has been defined by the Company.

Fair value of the consideration of payment

Cash payment	215,415
Regulatory activities	727,985
Total consideration	943,400

The consideration of payment was measured at fair value, which was calculated as the sum of cash paid and the acquisition-date fair values of the regulatory services to be provided. The fair values measured were based on discounting future cash flow using market discount rates. The difference between fair value and nominal value of consideration will be recognized as finance cost over the period the consideration will be paid.

Assets acquired, liabilities assumed, and non-controlling interest recognized

Cash and cash equivalents	252,923
Other financial assets	73,950
Trade receivables	596,463
Other receivables	288,861
Income and minimum presumed recoverable income taxes	19,998
Inventories	4,031,412
Property, plant and equipment	816,576
Intangible assets	2,217,985
Right of use asset	168,988
Trade and other payables	(2,302,332)
Borrowings	(743,279)
Employee benefits and social security	(23,346)
Deferred revenue and advances from customers	(2,515)
Provisions	(355,898)
Lease liabilities	(168,988)
Deferred tax liabilities	(996,824)
Total net assets identified	3,873,974

Non-controlling interest	(1,898,247)

Gain from a bargain purchase	(1,032,327)

Total consideration	943,400

The business combination was executed in a context of financial setbacks faced by the acquired company. To address these, in addition to the initial cash payment, BIOX has committed to providing a working capital loan of up to $3 million to help alleviate the financial strain.

BIOX will also provide regulatory services related to its proprietary technologies, which will enable strategic business development for Natal and create a new product pipeline leveraging BIOX’ technology. Specifically, BIOX has agreed to grant Natal an exclusive license for certain technologies to be applied to corn, with Natal committing to pay 15% of the revenues generated from this technology.